Accounts Payable and Accrued Expenses and Accounts payable - Related Party (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable	$ 239,467	$ 251,404
Accounts payable – related party	53,275	124,370	$ 153,300
Accrued expenses	272,916	385,776	223,671
Accrued legal costs	349,726	253,901	348,460
Accrued salary	113,050	50,228	0
Total	$ 1,028,434	$ 1,065,679	$ 902,226